Cost of sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of variables and fixed
Total Costs Variables	$ 60,324,530	$ 64,032,342	$ 68,180,219
Total Fixed cost	26,156,624	24,145,856	21,277,929
Cost of sales	86,481,154	88,178,198	89,458,148
Variable Costs
Cost of variables and fixed
Imported products	20,528,459	24,204,342	31,230,405
Depreciation, depletion, and amortization	9,779,970	8,125,774	6,774,770
Hydrocarbon purchases - ANH	8,232,227	8,518,700	9,219,215
Electric Energy	2,359,490	2,294,253	1,540,452
Gas royalties in cash	995,254	1,293,138	1,149,664
Hydrocarbon transportation services	1,728,912	1,586,553	1,219,818
Processing materials	1,558,739	1,563,802	1,260,608
Purchases of other products and gas	1,478,560	1,201,349	1,244,765
Services contracted in association	337,924	284,104	311,107
Others	822,515	1,151,536	(2,354,814)
Purchases Of Crude	12,434,565	13,389,646	16,223,628
Taxes and economic rights	67,915	419,145	360,601
Fixed costs
Cost of variables and fixed
Taxes and contributions	1,170,897	1,123,475	914,455
Hydrocarbon transportation services	335,027	249,414	179,082
Services contracted in association	1,376,402	1,467,693	1,566,562
Depreciation and amortization	4,865,856	5,079,308	4,635,601
Maintenance	5,301,672	4,642,710	3,771,137
Labor costs	4,298,874	3,976,370	3,436,167
Contracted services	3,763,659	3,523,125	2,870,890
Construction services	3,585,331	2,600,184	2,802,486
Materials and operating supplies	851,342	880,729	684,679
General costs	$ 607,564	$ 602,848	$ 416,870